Deferred taxes and incomes tax expenses (benefits) - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses		¥ 2,512	¥ 3,180
Unused tax losses for which no deferred tax asset recognised		¥ 5,692
Tax rate effect of foreign tax rates		30.60%	30.60%	30.60%
Statutory effective tax rate		25.80%	25.80%	30.60%
Current-year losses for which no deferred tax asset is recognized		(26.00%)	(6.00%)	0.00%
Rcognized Loss Before Income Taxes, Coincheck Parent and Aplo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current-year losses for which no deferred tax asset is recognized		25.00%
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect of foreign tax rates	31.50%
Next Finance Tech Co, Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		¥ 113	¥ 154
Aplo SAS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		¥ 2,180